FINANCIAL INSTRUMENTS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Impairment loss
Surplus			$ 15,171,887	$ 4,421,006